World Omni Auto Receivables Trust 2015-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2015

Dates Covered
Collections Period	06/01/15 - 06/30/15
Interest Accrual Period	06/15/15 - 07/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/15	629,142,594.68	37,016
Yield Supplement Overcollateralization Amount 05/31/15	25,599,923.81	0
Receivables Balance 05/31/15	654,742,518.49	37,016
Principal Payments	22,243,939.56	935
Defaulted Receivables	790,591.93	35
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/15	24,477,556.43	0
Pool Balance at 06/30/15	607,230,430.57	36,046

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	753,141,610.59	39,790

Pool Factor	83.88%

Prepayment ABS Speed	1.73%

Overcollateralization Target Amount	27,325,369.38
Actual Overcollateralization	27,325,369.38

Weighted Average APR	4.37%
Weighted Average APR, Yield Adjusted	6.15%
Weighted Average Remaining Term	59.56

Delinquent Receivables:
Past Due 31-60 days	5,855,072.26	315
Past Due 61-90 days	1,388,257.07	77
Past Due 91 + days	466,476.93	22
Total	7,709,806.26	414

Total 31+ Delinquent as % Ending Pool Balance	1.27%

Recoveries	547,956.50

Aggregate Net Losses/(Gains) - June 2015	242,635.43
Current Net Loss Ratio (Annualized)	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.11%

Flow of Funds	$ Amount

Collections	25,205,331.74
Advances	14,274.01
Investment Earnings on Cash Accounts	2,890.07
Servicing Fee	(545,618.77)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,676,877.05

Distributions of Available Funds
(1) Class A Interest	495,492.44
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	25,177.00
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,993,805.61
(7) Distribution to Certificateholders	1,162,402.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,676,877.05

Servicing Fee	545,618.77
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	691,410,000.00
Original Class B	14,810,000.00

Total Class A & B
Note Balance @ 06/15/15	602,898,866.80
Principal Paid	22,993,805.61
Note Balance @ 07/15/15	579,905,061.19

Class A-1
Note Balance @ 06/15/15	37,678,866.80
Principal Paid	22,993,805.61
Note Balance @ 07/15/15	14,685,061.19
Note Factor @ 07/15/15	10.4149370%

Class A-2a
Note Balance @ 06/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	131,000,000.00
Note Factor @ 07/15/15	100.0000000%

Class A-2b
Note Balance @ 06/15/15	131,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	131,000,000.00
Note Factor @ 07/15/15	100.0000000%

Class A-3
Note Balance @ 06/15/15	204,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	204,000,000.00
Note Factor @ 07/15/15	100.0000000%

Class A-4
Note Balance @ 06/15/15	84,410,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	84,410,000.00
Note Factor @ 07/15/15	100.0000000%

Class B
Note Balance @ 06/15/15	14,810,000.00
Principal Paid	0.00
Note Balance @ 07/15/15	14,810,000.00
Note Factor @ 07/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	520,669.44
Total Principal Paid	22,993,805.61
Total Paid	23,514,475.05

Class A-1
Coupon	0.24000%
Interest Paid	7,535.77
Principal Paid	22,993,805.61
Total Paid to A-1 Holders	23,001,341.38

Class A-2a
Coupon	0.79000%
Interest Paid	86,241.67
Principal Paid	0.00
Total Paid to A-2a Holders	86,241.67

Class A-2b
One-Month Libor	0.18550%
Coupon	0.46550%
Interest Paid	50,817.08
Principal Paid	0.00
Total Paid to A-2b Holders	50,817.08

Class A-3
Coupon	1.34000%
Interest Paid	227,800.00
Principal Paid	0.00
Total Paid to A-3 Holders	227,800.00

Class A-4
Coupon	1.75000%
Interest Paid	123,097.92
Principal Paid	0.00
Total Paid to A-4 Holders	123,097.92

Class B
Coupon	2.04000%
Interest Paid	25,177.00
Principal Paid	0.00
Total Paid to B Holders	25,177.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7372624
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	32.5589839
Total Distribution Amount	33.2962463

A-1 Interest Distribution Amount	0.0534452
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	163.0766355
Total A-1 Distribution Amount	163.1300807

A-2a Interest Distribution Amount	0.6583334
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.6583334

A-2b Interest Distribution Amount	0.3879166
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.3879166

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.4583334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4583334

B Interest Distribution Amount	1.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/15	65,270.33
Balance as of 06/30/15	79,544.34
Change	14,274.01

Reserve Account
Balance as of 06/15/15	1,806,189.65
Investment Earnings	222.69
Investment Earnings Paid	(222.69)
Deposit/(Withdrawal)	-
Balance as of 07/15/15	1,806,189.65
Change	-

Required Reserve Amount	1,806,189.65